CONCENTRATION OF RISK - TOTAL REVENUE & TOTAL ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONCENTRATION OF RISK
Purchase from suppliers	$ 99,086	¥ 689,820	¥ 666,162	¥ 781,822
Total revenues	131,953	¥ 918,628	922,591	¥ 852,568
Accounts receivables	$ 15,170		¥ 210,476		¥ 105,608
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of depreciation of the RMB against US$	1.30%	1.30%	5.70%	(6.30%)
Revenues | Customer risk | Customer E
CONCENTRATION OF RISK
Total revenues	$ 74,745	¥ 520,358	¥ 503,676	¥ 317,260
Revenues | Customer risk | Customer F
CONCENTRATION OF RISK
Total revenues				118,970
Accounts receivables | Customer risk | Customer E
CONCENTRATION OF RISK
Accounts receivables	5,351		122,504		37,254
Purchases | Supplier risk | Supplier A
CONCENTRATION OF RISK
Purchase from suppliers	8,542	59,465	133,550	277,826
Purchases | Supplier risk | Supplier B
CONCENTRATION OF RISK
Purchase from suppliers	7,154	49,802	92,291	¥ 192,270
Purchases | Supplier risk | Supplier C
CONCENTRATION OF RISK
Purchase from suppliers	13,110	¥ 91,268
Accounts payable | Supplier risk | Supplier A
CONCENTRATION OF RISK
Accounts payable	6,928		114,901		48,229
Accounts payable | Supplier risk | Supplier B
CONCENTRATION OF RISK
Accounts payable	5,904		¥ 72,896		41,104
Accounts payable | Supplier risk | Supplier C
CONCENTRATION OF RISK
Accounts payable	$ 3,369				¥ 23,456